UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2011
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2011
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:                   1.0%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $137,050

Maturity of 11 - 15  years:                  1.9
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     248,233

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $384,742)                             2.9                    385,283


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                2.3
 Oneok Inc.
   7.125%, due 04-15-11                                 105,000     105,191
 Williams Partners
   7.500%, due 06-15-11                                 100,000     101,323
 Western Union
   5.400%, due 11-17-11                                 100,000     102,929

                                                                    309,443

Maturity of 1 - 5 years:                    21.6
 Fiserv Inc.
   6.125%, due 11-20-12                                  55,000      59,107
 Alcoa Inc.
   5.375%, due 01-15-13                                 250,000     266,302
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     126,563
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                                 130,000     138,074
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      53,176
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     133,750
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     153,613
 Massey Energy Co.
   6.875%, due 12-15-13                                 100,000     101,750

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2011
(UNAUDITED)



                                        PERCENT
                                         OF NET     PRINCIPAL
SECURITY                                 ASSETS       AMOUNT        VALUE
------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                             $  125,000    $  125,000
 Brinker International Inc.
   5.750%, due 06-01-14                                155,000       163,177
 HSBC Finance Corp.
   6.000%, due 08-15-14                                275,000       294,825
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                162,000       178,371
 OGE Energy Corp.
   5.000%, due 11-15-14                                250,000       264,124
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                100,000       101,000
 Chesapeake Energy Corp.
   9.500%, due 02-15-15                                120,000       148,800
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                150,000       146,865
 Nabisco Inc.
   7.550%, due 06-15-15                                100,000       116,107
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                160,000       173,429
 Alltel Corp.
   7.000%, due 03-15-16                                100,000       117,093

                                                                   2,861,126

Maturity of 6 - 10 years:                  10.9%
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                110,000       113,300
 Boston Scientific Corp.
   6.400%, due 06-15-16                                150,000       163,452
 Peabody Energy Corp.
   7.375%, due 11-01-16                                130,000       146,250
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                250,000       263,453
 Sealed Air Corp.
   7.875%, due 06-15-17                                125,000       140,074
 Terex Corp.
   8.000%, due 11-15-17                                250,000       263,438
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                230,000       248,433
 Conoco Philips
   5.750%, due 02-01-19                                100,000       112,926

                                                                   1,451,326


------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2011
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
Maturity of 11 - 15 years:                        5.1%
 General Electric Capital Corp. Step-Up 1
   5.50%%, due 10-28-21                                   $  200,000    $  202,844
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       230,124
 Morgan Stanley Curve Accrual 3
   8.375%, due 04-25-23                                      250,000       247,500

                                                                           680,468


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,991,338)                               39.9                    5,302,363


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of 1 - 5 years:                          4.3
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                       90,000        96,122
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                      150,000       150,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                      310,000       331,607

                                                                           577,729


Maturity of 6 - 10 years:                        11.0
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                      150,000       149,065
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                      200,000       204,998
 Portland OR Weekly Auction Notes 5, 6
   0.180%, due 06-01-19                                      125,000       125,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                      300,000       300,060
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                      150,000       144,074
 Dekalb Cnty GA Dev Authority Revenue
   6.875%, due 03-01-20                                      275,000       275,126
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                      110,000       119,227
 New York, NY General Obligation
   6.491%, due 03-01-21                                      125,000       140,940

                                                                         1,458,490

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2011
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd)
-----------------------------------------
Maturity of 11 - 15 years:                       5.7%
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                  $  295,000    $  312,328
 San Bernadino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                     245,000       240,311
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                     100,000       101,755
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                     100,000       105,050

                                                                          759,444

Maturity of 16 - 25 years:                       5.0
 Lake County IL School District
   6.300%, due 01-01-27                                     110,000       108,904
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                     200,000       181,904
 Frisco TX COP
   6.375%, due 02-15-33                                     360,000       367,481

                                                                          658,289
                                                                       ----------


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,447,503)                  26.0                    3,453,952


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,823,583)                              68.8                    9,141,598


GOVERNMENT NATIONAL MORTGAGE
ASSN MORTGAGE BACKED SECURITIES:                 2.5
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                     136,770       137,426
 GNMA Remic Series 2010-17
   4.500%, due 07-15-13                                     198,389       199,137


TOTAL GOVERNMENT NATIONAL
MORTGAGE ASSN MORTGAGE BACKED
SECURITIES
 (Cost $335,158)                                                          336,563


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT       VALUE
----------------------------------------    --------    ----------    --------
----------------------------------------

LEASE ASSIGNMENTS:                              1.3%
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                $  139,136    $167,144

TOTAL LEASE ASSIGNMENTS
 (Cost $139,136)                                                       167,144


                                                        NUMBER OF
WARRANTS:                                       2.0     WARRANTS
                                                        ----------
 X-Alpha Call Warrants
 6-27-2013                                                  22,500     262,575

TOTAL WARRANTS
 (Cost $224,438)                                                       262,575


NON-CONVERTIBLE PREFERRED STOCK:                4.8     SHARES
                                                        ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                        5,000     130,000
 FPL Group Cap. Tr. I Pfd., 5.875%                           5,300     134,355
 Georgia Power Cap. Tr. VII Pfd., 5.875%                     5,200     131,508
 Metlife Inc. Pfd. B, 6.500%                                 5,200     129,272
 Powershares ETF Trust Finl. Pfd.                            5,900     107,026


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $614,209)                                                  632,161


EXCHANGE TRADED DEBT:                           4.0     SHARES
                                                        ----------
 AT&T Inc. Senior Notes
   6.375%, due 02-15-56                                      5,000     133,300
 Comcast Corp. Notes
   6.625%, due 05-15-56                                      5,400     140,562
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                      5,000     127,050
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                      5,175     130,721


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                       531,633


MUTUAL FUNDS:                                  13.0     SHARES
                                                        ----------
 Oppenheimer Sr. Floating Rate A                            42,352     355,337
 PIMCO All Asset All Authority D                            19,139     204,976
 Templeton Income Global Bond A                             37,594     514,662

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2011
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT         VALUE
-------------------------------------    --------    ---------    -----------
MUTUAL FUNDS (Cont'd)
-------------------------------------
                                                     SHARES
                                                     ---------
 Vanguard Money Market Reserves                        480,000    $   480,000
 First American Treasury Obligations                   175,975        175,975

TOTAL MUTUAL FUNDS
 (Cost $1,695,975)                                                  1,730,950


CLOSED END FUNDS:                            1.7%    SHARES
                                                     ---------
 Highland Floating Rate A 5                             35,270        232,432

TOTAL CLOSED END FUNDS
 (Cost $345,000)                                                      232,432


STRUCTURED NOTES:                            1.0
 Deutsche Bank Commodity Booster
 Due 02-17-12                                          125,000        132,875

TOTAL STRUCTURED NOTES
 (Cost $125,000)                                                      132,875


TOTAL INVESTMENTS
 (Cost $12,794,201) 7                       99.1                   13,167,931


ASSETS LESS OTHER LIABILITIES                0.9                      122,359


NET ASSETS                                 100.0%                 $13,290,290







1 Interest rates listed for step-up bonds are the rates as of March 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $53,176, which is 0.4% of the Fund's net assets.
3 Security valued according to "good faith pricing" guidelines.  (See Note A)
4 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At March 31, 2011, the aggregate amount of illiquid securities was $524,576, which is 3.9% of the Fund's net assets.
6 Variable interest rate. Interest rate listed is the rate as of March 31, 2011.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2011
(UNAUDITED)

The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:



----------------------

Consumer Discretionary    5.4%
Consumer Staple           0.9%
Energy                    5.4%
Financial                18.8%
Healthcare                1.2%
Industrials               2.8%
Information Technology    1.2%
Materials                 7.5%
Telecommunications        1.9%
Utilities                 4.8%
Other                    50.1%
                        ------
Total                   100.0%


NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2011, aggregated $375,000 and $252,937, respectively. There were no purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2011.

At March 31, 2011, gross unrealized appreciation on investments was $616,185 and gross unrealized depreciation on investments was $242,455 for a net unrealized appreciation of $373,730 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

There  were  no  significant  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2011.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2011
(UNAUDITED)




                                              Level 1  Level 2   Level 3   Total
Security Type                                Investments in Securities ($000)
U.S. Agency Obligations                      $    -  $    385  $      -  $  385
U.S. Corporate Obligations                        -     5,302         -   5,302
Taxable Municipal Obligations                     -     3,454         -   3,454
Government National Mortgage Assn. Mortgage
Backed Securities                                 -       337         -     337
Lease Assignments                                 -       167         -     167
Warrants                                          -       263         -     263
Non-Convertible Preferred Stock                 632         -         -     632
Exchange Traded Debt                            532         -         -     532
Mutual Funds                                  1,731         -         -   1,731
Closed End Funds                                232         -         -     232
Structured Notes                                  -       133         -     133
Total                                        $3,127   $10,041  $      0  $13,168
                                             -------  --------  --------  ------




                                                                             Measurements
                                                                   Using Unobservable Inputs ($000)
                                                                               (Level 3)
                                                                   Securities

-----------------------------------------------------------------
Beginning Balance 12-31-2010                                       $                              0

Total gains or losses (realized/unrealized) included in earnings                                  0

Purchases                                                                                         0

Sales                                                                                             0

Issuances                                                                                         0

Settlements                                                                                       0

Return of capital                                                                                 0

Transfers in and/or out of Level 3                                                                0

Ending Balance 3-31-2011                                           $                              0
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                     $                              0
                                                                   =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 13, 2011               /s/________________________________________________
------------
Date                              Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 13, 2011               /s/________________________________________________
------------
Date                              James M. Johnson, President

By:
May 13, 2011               /s/________________________________________________
------------
Date                              Kathleen Carlson, Treasurer